INCOME TAX EXPENSE (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF CURRENT AND DEFERRED PORTIONS OF INCOME TAX EXPENSE INCLUDE IN THE CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS

The current and deferred portions of income tax expense included in the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss during the six months ended June 30, 2024 and 2025 were as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB

Current income tax expense	(50)	(39)
Deferred income tax expense	-	-
Total income tax expense	(50)	(39)